Sale of SafirRosetti (Details) (SafirRosetti, USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
SafirRosetti
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash selling price	$ 3,500
Note receivable, net	1,670
Contingent cash consideration received	1,284
Total consideration from sale	6,454
Less: expenses of sale	(180)
Net proceeds from sale	6,274
Less: net book value of assets sold to buyer or written off in connection with the sale	(6,661)
Net (loss) on the sale of SafirRosetti	$ (387)